Transactions with Related Parties - Receivables and payables (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2012 MXN ($)	Dec. 31, 2022 USD ($)
Transactions with Related Parties
Current receivables		$ 311,224	$ 874,852
Non-current receivables		6,365,038
Current payables		$ 88,324	$ 82,070
Average interest rates bearing from account balances		10.60%	6.60%
Principal amount of long-term credit agreement		$ 106,235,385
Current portion of deferred revenue		287,667
Deferred income, noncurrent		5,178,014
TelevisaUnivision (formerly known as UH II)
Transactions with Related Parties
Current receivables		136,944	$ 819,355
Prepayment of deferred income		5,729,377			$ 276.2
Current portion of deferred revenue		287,667
Non-current portion of deferred revenue		5,178,014
Cadena de las Amricas, S.A. de C.V.
Transactions with Related Parties
Current receivables		40,186
Televisa, S. de R.L. de C.V.
Transactions with Related Parties
Current receivables		22,650
Non-current receivables		6,365,038
Amounts receivable in connection with long-term credit		6,365,038
Principal amount of long-term credit agreement	$ 5,738,832
Fixed annual interest rate percentage	10.20%
Amounts receivable, related party transactions		6,365,038
Televisa Producciones, S.A. de C.V.
Transactions with Related Parties
Current receivables		15,535
Triton Comunicaciones, S.A. de C.V
Transactions with Related Parties
Current receivables		11,140
ECO Producciones, S.A. de C.V
Transactions with Related Parties
Current receivables		10,792
AT&T/ DirectTV
Transactions with Related Parties
Current payables		40,183	54,598
Desarrollo Vista Hermosa, S.A. de C.V
Transactions with Related Parties
Current payables		15,189
Other
Transactions with Related Parties
Current receivables		73,977	55,497
Current payables		$ 32,952	27,472
Affiliates and other related parties
Transactions with Related Parties
Deposits and advances from affiliates and other related parties			$ 146,354
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC"). | Subsidiaries
Transactions with Related Parties
Annual payment in lease agreement				$ 41,400
Basis points				1.22%
Annual interest rate				6.00%